Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Summary of Significant Accounting Policies
Note 2
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SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The consolidated financial statements include the accounts of the Company and the Operating Partnership, as well as the Operating Partnership’s wholly owned properties, each of which is held in a single member LLC, presented in accordance with U.S. generally accepted accounting principles (“GAAP”). All significant intercompany balances and transactions have been eliminated in the consolidated financial statements.
Under consolidation guidance, we have determined that our Operating Partnership is a variable interest entity because the holders of limited partnership interests do not have substantive kick-out
rights or participating rights. Furthermore, we are the primary beneficiary of the Operating Partnership because we have the obligation to absorb losses and the right to receive benefits from the Operating Partnership and the exclusive power to direct the activities of the Operating Partnership. As of June 30, 2021 and December 31, 2020, the assets and liabilities of the Company and the Operating Partnership are substantially the same, as the Company does not have any significant assets other than its investment in the Operating Partnership.
The accompanying consolidated balance sheet as of December 31, 2020 has been derived from audited financial statements. These consolidated financial statements should be read in conjunction with the final prospectus for our initial public offering (“IPO”) dated as of August 12, 2021 and filed with the Securities and Exchange Commission (“SEC”), pursuant to Rule 424(b)(4) on August 13, 2021. In our opinion, all adjustments (which include only normal recurring adjustments) necessary to present fairly the Company’s financial position, results of operations and cash flows have been made. The results of operations for the three and six months ended June 30, 2021 are not necessarily indicative of the operating results for the full year.
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Management will adjust such estimates when facts and circumstances dictate. Such estimates include, but are not limited to, useful lives for depreciation of property, the fair value of property and lease intangibles, and the fair value of stock-based compensation. Actual results could differ from those estimates.
Organization, Offering and Transaction Costs
Offering costs incurred prior to receipt of any offering proceeds are deferred as an asset. Offering costs are recorded as an offset to additional paid-in
capital when proceeds from the offering are received. Organization costs are recorded as an expense. Transaction costs related to portfolio investments not ultimately made are expensed as incurred. All costs related to executed asset acquisitions are capitalized in the initial cost of the investment.
Income Taxes
We have made an election to be taxed as a REIT, under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”), commencing with 2019, our initial taxable year. To qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to currently distribute at least 90% of the REIT’s ordinary taxable income to stockholders. As a REIT, we generally will not be subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will then be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders. However, we believe that we will be organized and operate in such a manner as to qualify for treatment as a REIT and intend to operate in the foreseeable future in such a manner that we will remain qualified as a REIT for federal income tax purposes.
Even if we qualify for taxation as a REIT, we may be subject to certain state and local taxes on our income and property, and federal income and excise taxes on our undistributed income.
Acquisition of Real Estate Properties
Our investment in real estate is recorded at cost, less accumulated depreciation. Upon acquisition of a property, the tangible and intangible assets acquired and liabilities assumed are initially measured based upon their relative fair values. We estimate the fair value of land by reviewing comparable sales within the same submarket and/or region, the fair value of buildings on an as-if
vacant basis and may engage third-party valuation specialists. Acquisition costs for asset acquisitions are capitalized as incurred. All of our real estate investments, including the Merger, to date were recorded as asset acquisitions.
Depreciation
We are required to make subjective assessments as to the estimated useful lives of our depreciable assets. We consider the period of future benefit of the assets to determine the appropriate estimated useful lives. Depreciation of our assets is charged to expense on a straight-line basis over the estimated useful lives. We depreciate each of our buildings and improvements over its estimated remaining useful life, not to exceed 35 years. We depreciate tenant improvements at our buildings, if any, over the shorter of the estimated useful lives or terms of related leases.
Intangible Assets and Related Amortization
Intangibles related to the Company’s investments in real estate consist of the value of in-
place leases.
In-place
leases are amortized over the remaining term of the
in-place
lease.
Construction in Progress
Reimbursements paid or incurred for tenant improvements are considered construction in progress until placed in service. Such tenant improvements are considered placed in service when ready and available for its intended use. Construction in progress was $5.4 million on June 30, 2021 and is included in Buildings and Improvements on the accompanying Consolidated Balance Sheet. There was no construction in progress on December 31, 2020.
Provision for Impairment
We review current activities and changes in the business condition of all of our properties to determine the existence of any triggering events or impairment indicators. If triggering events or impairment indicators are identified, we analyze the carrying value of our real estate for any impairment. A provision is made for impairment if estimated future operating cash flows (undiscounted and without interest charges) plus estimated disposition proceeds (undiscounted) are less than the current book value of the property. Key inputs that we utilize in this analysis include projected rental rates, estimated holding periods, capital expenditures, and property sales capitalization rates. As of June 30, 2021, no impairment losses were recognized and no properties were deemed held for sale.
Revenue Recognition and Leases
As lessor, for each of our real estate transactions involving the leaseback of the related property to the seller or affiliates of the seller, we recorded such transactions as sale and leaseback transactions. Our leases and future tenant leases are expected to be triple-net
leases, an arrangement under which the tenant maintains the property while paying us rent. We account for our current leases as operating leases. Under this method, leases that have fixed and determinable rent increases are recognized on a straight-line basis over the lease term, unless the collectability of minimum lease payments is not reasonably predictable. Rental increases based upon changes in the consumer price index are recognized only after the changes in the indexes have occurred and are then applied according to the lease agreements. Contractually obligated reimbursements from tenants for recoverable real estate taxes and operating expenses are included in rental revenue in the period when such costs are incurred. Contractually obligated real estate taxes that are paid directly by the tenant to the tax authorities are not reflected in our consolidated financial statements. We record revenue for each of our properties on a cash basis due to the uncertainty of collectability of lease payments from each tenant due to its limited operating history and the uncertain regulatory environment in the United States relating to the cannabis industry. Any rental payments received in advance of contractual due dates are recorded as rent received in advance on the accompanying consolidated balance sheets.
Cash and Cash Equivalents
We consider all highly liquid investments with original maturities of three months or less to be cash equivalents.
Stock-Based Compensation
Stock-based compensation for equity awards is based on the grant date fair value of the equity awards and is recognized over the requisite service or performance period. If awards are forfeited prior to vesting, we reverse any previously recognized expense related to such awards in the period during which the forfeiture occurs and reclassify any non-forfeitable
dividends and dividend equivalents previously paid on these awards from retained earnings to compensation expense. Forfeitures are recognized as incurred.
We calculate earnings per share (“EPS”) in accordance with ASC 260 – Earnings Per Share (“ASC 260”). Under ASC 260,
non-vested
share-based payment awards that contain nonforfeitable rights to dividends are participating securities and, therefore, are included in computing basic EPS pursuant to the two-class
method. The
two-class
method determines EPS for each class of common stock and participating securities according to dividends declared (or accumulated) and their respective participation rights in undistributed earnings.
Basic EPS is calculated by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period.
Diluted EPS is calculated by dividing the net income (loss) attributable to common stockholders by the weighted average number of shares of common stock outstanding determined for the basic EPS computation plus the effect of any dilutive securities. We include unvested shares of restricted stock in the computation of diluted EPS by using the more dilutive of the two-class
method or treasury stock method. We include unvested performance units as contingently issuable shares in the computation of diluted EPS once the market criteria are met, assuming that the end of the reporting period is the end of the contingency period. Any anti-dilutive securities are excluded from the diluted EPS calculation.
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases; in July 2018, the FASB issued ASU
2018-10,
Codification Improvements to Topic 842, Leases, and ASU
2018-11,
Leases — Targeted Improvements; and in December 2018, the FASB issued ASU
2018-20,
Narrow-Scope Improvements for Lessors. This group of ASUs is collectively referred to as Topic 842 and is expected to be effective for the Company beginning January 1, 2022. Topic 842 supersedes the existing standards for lease accounting (Topic 840, Leases).
Topic 842 requires lessees to record most leases on their balance sheet through a right-of-
use (“ROU”) model, in which a lessee records a ROU asset and a lease liability on their balance sheet. Leases that are less than 12 months do not need to be accounted for under the ROU model. As of June 30, 2021, the Company is the lessee under two month-to-month
office leases. Under Topic 842, lessors will continue to account for leases as a sales-type, direct-financing, or operating lease. A lease will be treated as a sale if it is considered to transfer control of the underlying asset to the lessee. A lease will be classified as direct financing lease if risks and rewards are conveyed without the transfer of control. Otherwise, the lease is treated as an operating lease. Topic 842 requires accounting for a transaction as a financing lease in a sale leaseback in certain circumstances, including when the seller-lessee is provided an option to purchase the property from the landlord at the tenant’s option. Topic 842 also includes the concept of separating lease and non-lease
components. Under Topic 842,
non-lease
components, such as common area maintenance, would be accounted for under Topic 606 and separated from the lease payments. However, the Company will elect the lessor practical expedient allowing the Company to not separate these components when certain conditions are met. Upon adoption of Topic 842, the Company expects to continue to combine tenant reimbursements with rental revenues on the Company’s consolidated statement of operations. The Company has historically not capitalized allocated payroll cost incurred as part of the leasing process, which was allowable under ASC 840 but, will no longer qualify for classification as initial direct costs under Topic 842. Also, the Narrow-Scope Improvements for Lessors under ASU
2018-20
allows the Company to continue to exclude from revenue, costs paid by our tenants on our behalf directly to third parties, such as property taxes.
Topic 842 provides two transition alternatives. The Company expects to apply this standard based on the prospective optional transition method, in which comparative periods will continue to be reported in accordance with Topic 840. The Company also anticipates expanded disclosures upon adoption, as the new standard requires more extensive quantitative and qualitative disclosures as compared to Topic 840 for both lessees and lessors. The Company is still evaluating the effect to the Company’s consolidated financial statements as a Lessor of the adoption of Topic 842 on January 1, 2022.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments — Credit Losses, which changes the impairment model for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity
debt securities, loans and other instruments, companies will be required to use a new forward-looking “expected loss” model that generally will result in the earlier recognition of allowances for losses. In November 2018, the FASB issued ASU
2018-19,
Codification Improvements to Topic 326, Financial Instruments — Credit Losses, which among other updates, clarifies that receivables arising from operating leases are not within the scope of this guidance and should be evaluated in accordance with Topic 842. We do not expect these standards to be effective for the Company until January 1, 2023. Since we expect our leases to be operating leases, we do not anticipate these standards will have a material impact on our consolidated financial statements.
Concentration of Credit Risk
As of June 30, 2021, we owned 27 properties located in Arizona, Arkansas, California, Connecticut, Florida, Illinois, Massachusetts, North Dakota, Ohio, and Pennsylvania. The ability of any of our tenants to honor the terms of its lease is dependent upon the economic, regulatory, competition, natural and social factors affecting the community in which that tenant operates.
The following table sets forth the tenants in our portfolio that represented the largest percentage of our total revenue for each of the periods presented, including tenant reimbursements:

	For the Six Months Ended June 30,
	2021		2020
	Number of Leases	Percentage of Rental Revenue	Number of Leases	Percentage of Rental Revenue
Curaleaf	11	38%	0	-%
Cresco Labs	1	28%	1	61%
Acreage	3	13%	4	39%
Columbia Care	5	10%	0	-%
We do not expect that these percentages will be indicative of our revenue for the remainder of the year, as we acquired 19 properties from Target on March 17, 2021, and three additional properties during the three month period ended June 30, 2021.
We have deposited cash with four financial institutions that are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 per financial institution. As of June 30, 2021 we had cash accounts in excess of FDIC insured limits.
Noncontrolling Interests
Noncontrolling interests include interests issued by the Operating Partnership in accordance with the terms of the Amended and Restated Operating Partnership Agreement representing a 2.5% ownership interest in the Company, at June 30, 2021, by GreenAcreage Management Owner LLC (“GAMO”), the parent of our former Manager, and are accounted for as a separate component of equity.
Reclassification
Certain reclassifications of the prior period financial statements have been made to conform to the current year presentation.